Impairment of long-lived assets (Tables)	12 Months Ended
Dec. 31, 2022
Impairment Of Long-lived Assets
Schedule of key assumptions used in impairment test

	2022	2021	2020
Long-term zinc price (USD/t)	2,787	2,724	2,449
Discount rate (Peru)	6.93%	6.22%	7.22%
Brownfield projects - LOM (years) (i)	From 5 to 14	from 4 to 13	From 5 to 14
(i)	As part of the Cerro Lindo CGU recoverable amount, the Company has included the value of its greenfield projects based on market multiples as disclosed above in the FVLCD section. No impairment indicator was identified for these greenfield projects, other than for Shalipayco and Pukaqaqa.

Schedule of allocation of impairment loss identified at the CGU level

	Carrying amount prior to impairment reversal	Impairment reversal	Carrying amount after impairment reversal
Property, plant and equipment	124,576	31,258	155,834
Intangible assets	167,913	48,272	216,185
Other net liabilities	(100,379)	-	(100,379)
	192,110	79,529	271,640

Schedule of Impairment loss

	Carrying amount prior to impairment	Impairment	Carrying amount after impairment
Goodwill- Mining Peru	310,938	(61,856)	249,082

Schedule of CGU recoverable carrying amount

CGU	Excess over recoverable amount	Decrease in Long term Zinc (USD/t)		Increase in WACC
		Change	Price	Change	Rate
Cerro Lindo	179,440	(28.1%)	2,003	175.5%	19.1%
Cajamarquilla	407,027	(15.2%)	2,246	41.9%	9.8%